Cash Flow Reconciliations	12 Months Ended
Dec. 31, 2021
Cash Flow Reconciliations
Cash Flow Reconciliations

19. Cash Flow Reconciliations

The reconciliations of the Partnership’s financing activities for the three years ended December 31, 2021 are presented in the following tables:

A reconciliation of borrowings arising from financing activities is as follows:

			Deferred
		Non-cash	financing
	Cash flows	items	costs, assets	Borrowings
January 1, 2019				1,365,800
Borrowings drawdowns	445,000	—	—	445,000
Borrowings repayments	(465,195)	—	—	(465,195)
Additions in deferred loan issuance costs	(6,173)	(164)	(50)	(6,387)
Amortization and write-off of deferred loan issuance costs (Note 13)	—	6,806	—	6,806
December 31, 2019				1,346,024
Borrowings drawdowns	479,984	—	—	479,984
Borrowings repayments	(540,701)	—	—	(540,701)
Additions in deferred loan issuance costs	(7,362)	164	—	(7,198)
Amortization and write-off of deferred loan issuance costs (Note 13)	—	7,434	—	7,434
December 31, 2020				1,285,543
Borrowings repayments (Note 7)	(205,179)	—	—	(205,179)
Amortization and write-off of deferred loan issuance costs (Note 13)	—	5,394	—	5,394
December 31, 2021				1,085,758

A reconciliation of net derivative assets/liabilities arising from financing activities is as follows:

		Non-cash	Net derivative
	Cash flows	items	assets/(liabilities)
January 1, 2019			4,935
Unrealized loss on interest rate swaps held for trading (Note 18)	—	(14,381)	(14,381)
Unrealized gain on forward foreign exchange contracts held for trading (Note 18)	—	523	523
December 31, 2019			(8,923)
Proceeds from entering into interest rate swaps	(16,056)	—	(16,056)
Payment for interest rate swaps termination	13,210	—	13,210
Unrealized loss on interest rate swaps held for trading (Note 18)	—	(8,623)	(8,623)
Unrealized gain on forward foreign exchange contracts held for trading (Note 18)	—	55	55
December 31, 2020			(20,337)
Unrealized gain on interest rate swaps held for trading (Note 18)	—	11,092	11,092
December 31, 2021			(9,245)

A reconciliation of lease liabilities arising from financing activities is as follows:

		Non-cash
	Cash flows	items	Lease liabilities
January 1, 2019			1,393
Lease expense (Note 13)	—	56	56
Payments for interest	(54)	—	(54)
Payments for lease liabilities	(491)	(18)	(509)
December 31, 2019			886
Additions	—	34	34
Lease expense (Note 13)	—	33	33
Payments for interest	(34)	—	(34)
Payments for lease liabilities	(540)	65	(475)
December 31, 2020			444
Additions	—	57,671	57,671
Lease expense (Note 13)	—	333	333
Payments for interest	(333)	—	(333)
Payments for lease liabilities	(2,217)	—	(2,217)
December 31, 2021			55,898